FAIR VALUE MEASUREMENTS (Details) - Interest Rate Swap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Series A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of currency rate swap assets	$ 458	$ 332
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liability amount	68
Net unrealized income	$ 68